Net Income Per Share (Details) - Schedule of basic and diluted net income per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Basic:
Net income | ¥	¥ 85,723		¥ 259,941	¥ 276,177
Less: Net income (loss) attributable to the noncontrolling interests	(14,549)	$ (2,109)	8,952	7,923
Net income attributable to the Company’s shareholders | ¥	¥ 100,272		¥ 250,989	¥ 268,254
Weighted average number of ordinary shares outstanding (in Shares)	1,074,196,310	1,074,196,310	1,073,891,784	1,073,891,784
Basic net income per ordinary share (in Yuan Renminbi per share) | ¥ / shares	¥ 0.09		¥ 0.23	¥ 0.25
Basic net income per ADS (in Yuan Renminbi per share) | ¥ / shares	¥ 1.87		¥ 4.67	¥ 5
Diluted:
Net income	¥ 85,723	$ 12,429	¥ 259,941	¥ 276,177
Less: Net income (loss) attributable to the noncontrolling interests	(14,549)	(2,109)	8,952	7,923
Net income attributable to the Company’s shareholders	¥ 100,272	$ 14,538	¥ 250,989	¥ 268,254
Weighted average number of ordinary shares outstanding (in Shares)	1,074,196,310	1,074,196,310	1,073,891,784	1,073,891,784
Weighted average number of dilutive potential ordinary shares from share options (in Shares)	261,511	261,511	399,410	399,576
Total (in Shares)	1,074,457,821	1,074,457,821	1,074,291,194	1,074,291,360
Diluted net income per ordinary share (in Yuan Renminbi per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.23	¥ 0.25
Diluted net income per ADS (in Yuan Renminbi per share) | ¥ / shares	¥ 1.87		¥ 4.67	¥ 4.99